Interest and UF Indexation Revenue and Expenses - Schedule of Interest Revenue (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortized cost
Rights by resale agreements and securities lending	$ 4,601	$ 5,984	$ 4,142
Debt financial instruments	77,164	48,997	82,099
Loans and advances to Banks	73,707	169,594	154,727
Commercial loans	1,676,751	1,811,305	1,907,081
Residential mortgage loans	963,465	917,259	1,663,534
Consumer Loans	830,351	795,349	622,558
Other financial instruments	75,014	64,980	5,680
Financial assets at fair value through other comprehensive income
Debt financial instruments	194,846	355,478	257,918
Other financial instruments	397	1,023	16,930
Income of accounting hedges of interest rate risk	(125,237)	(125,304)	(247,788)
Total	3,771,059	4,044,665	4,466,881
Interest [Member]
Financial assets at amortized cost
Rights by resale agreements and securities lending	4,601	5,984	4,142
Debt financial instruments	50,831	21,605	13,992
Loans and advances to Banks	73,707	169,594	154,727
Commercial loans	1,358,243	1,490,550	1,054,785
Residential mortgage loans	416,119	371,043	323,452
Consumer Loans	829,034	793,499	615,572
Other financial instruments	71,561	62,137	442
Financial assets at fair value through other comprehensive income
Debt financial instruments	169,950	327,081	187,073
Other financial instruments	397	1,023	16,930
Income of accounting hedges of interest rate risk	(34,046)	(30,633)	(26,731)
Total	2,940,397	3,211,883	2,344,384
UF indexation [Member]
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	26,333	27,392	68,107
Loans and advances to Banks
Commercial loans	318,508	320,755	852,296
Residential mortgage loans	547,346	546,216	1,340,082
Consumer Loans	1,317	1,850	6,986
Other financial instruments	3,453	2,843	5,238
Financial assets at fair value through other comprehensive income
Debt financial instruments	24,896	28,397	70,845
Other financial instruments
Income of accounting hedges of interest rate risk	(91,191)	(94,671)	(221,057)
Total	$ 830,662	$ 832,782	$ 2,122,497